Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2019 and December 31, 2018:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Scorpio MR Pool Limited	$30,800	$33,288
Scorpio LR2 Pool Limited	13,720	24,563
Scorpio LR1 Pool Limited	3,895	3,705
Scorpio Handymax Tanker Pool Limited	3,785	4,559
Scorpio Aframax Pool Limited	—	63
SCM	1,220	2,511
Receivables from the related parties	53,420	68,689

Insurance receivables	1,499	204
Freight and time charter receivables	237	22
Receivables from Navig8 Group Pools	72	17
Other receivables	1,241	786
	$56,469	$69,718